Subsidiary undertakings and related party transactions	12 Months Ended
Mar. 31, 2022
Subsidiary undertakings and related party transactions
Subsidiary undertakings and related party transactions

27.         Subsidiary undertakings and related party transactions

The following are the principal subsidiary undertakings within the Ryanair Group.

		Registered	Nature of
Name	% Held in ordinary shares	Office	Business

Buzz (Ryanair Sun S.A.)	100	21 Cybernetyki Street, 02-677 Warsaw, Poland	Airline operator
Lauda Europe Limited	100	191, Level 3, Triq Marina, Pieta' PTA 9041, Malta	Airline operator
Malta Air Limited	100	191, Level 3, Triq Marina, Pieta’ PTA 9041, Malta	Airline operator
Ryanair DAC	100	Airside Business Park, Swords, Co. Dublin, Ireland	Airline operator
Ryanair U.K. Limited	100	Enterprise House, 2nd Floor, London Stansted Airport, England	Airline operator

Pursuant to Sections 314-316 of the Companies Act 2014, a full list of subsidiary undertakings will be annexed to the Company’s Annual Return to be filed with the Companies Registration Office in Ireland.

In accordance with the basis of consolidation policy, as described in Note 1 of these consolidated financial statements, the subsidiary undertakings referred to above have been consolidated in the financial statements of Ryanair Holdings plc for the years ended March 31, 2022, 2021 and 2020.

The total amount of remuneration paid to senior key management (defined as the Executive team reporting to the Board of Directors, together with all Non-Executive Directors) amounted to the following in the fiscal year ended March 31, 2022 (2021: €6.6m; 2020: €11.3m).

	Year ended
	March 31,
	2022	2021	2020
	€M	€M	€M
Basic salary and bonus*	6.8	3.5	6.8
Pension contributions	0.2	0.2	0.2
Non-executive directors’ fees	0.6	0.5	0.6
	7.6	4.2	7.6
Share-based compensation expense (non-cash)	3.7	2.4	3.7
	11.3	6.6	11.3

*No bonus was paid for fiscal year 2021. Additionally, the Board and management agreed to significant fee/basic salary cuts for fiscal year 2021 as part of the Company's response to the Covid-19 crisis.